BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Changes in level 3 items (Details) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	$ 8,373.8
Closing balance	8,828.4
Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	18.6
Additions	126.2
Disposals	(98.6)
Losses recognized in OCI	(0.1)
Closing balance	46.1
Unlisted equity securities | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	9.2
Additions	0.0
Disposals	0.0
Losses recognized in OCI	(0.1)
Closing balance	9.1
Promissory notes | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	6.8
Additions	6.7
Disposals	(6.8)
Losses recognized in OCI	0.0
Closing balance	6.7
Available-for-sale factoring receivables | Level 3
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Opening balance	2.6
Additions	119.5
Disposals	(91.8)
Losses recognized in OCI	0.0
Closing balance	$ 30.3